Document and Entity Information	Dec. 01, 2022
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Dec. 01, 2022
Entity File Number	1-9700
Entity Registrant Name	SCHWAB CHARLES CORP
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	94-3025021
Entity Address, Address Line One	3000 Schwab Way
Entity Address, City or Town	Westlake
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76262
City Area Code	817
Local Phone Number	859-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000316709
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Common Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common Stock – $.01 par value per share
Trading Symbol	SCHW
Security Exchange Name	NYSE
Series D Preferred Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/40th ownership interest in a share of 5.95% Non-Cumulative Preferred Stock, Series D
Trading Symbol	SCHW PrD
Security Exchange Name	NYSE
Series J Preferred Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/40th ownership interest in a share of 4.450% Non-Cumulative Preferred Stock, Series J
Trading Symbol	SCHW PrJ
Security Exchange Name	NYSE